Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

7. Commitments and Contingencies

Legal Matters

The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.